Summary of significant accounting policies - Derivative financial instruments and Leases (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Leases
Derivative financial instruments	¥ 0
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Leases
Typical term of rental contracts (in years)	1 year
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Leases
Typical term of rental contracts (in years)	5 years